UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3700

The Dreyfus/Laurel Tax-Free Municipal Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	6/30
Date of reporting period:	9/30/11

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus BASIC California Municipal Money Market Fund

September 30, 2011 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--100.6%	Rate (%)	Date	Amount ($)		Value ($)
California--94.4%
California,
GO Notes
(Kindergarten-University)
(LOC; Citibank NA)	0.15	10/7/11	1,200,000	a	1,200,000
California Department of Water
Resources, Power Supply Revenue	5.25	5/1/12	735,000		755,525
California Department of Water
Resources, Water System
Revenue (Central Valley
Project)	5.00	12/1/11	390,000		392,758
California Department of Water
Resources, Water System
Revenue (Central Valley
Project)	5.00	12/1/11	175,000		176,236
California Enterprise Development
Authority, IDR (JBR, Inc.
Project) (LOC; U.S. Bank NA)	0.19	10/7/11	6,000,000	a	6,000,000
California Enterprise Development
Authority, Recovery Zone
Facility Revenue (Regional
Properties, Inc. Project)
(LOC; FHLB)	0.21	10/7/11	1,600,000	a	1,600,000
California Infrastructure and
Economic Development Bank, IDR
(Bonny Doon Winery, Inc.
Project) (LOC; Comerica Bank)	0.36	10/7/11	2,785,000	a	2,785,000
California Infrastructure and
Economic Development Bank,
Revenue (7/11 Materials, Inc.
Project) (LOC; California
State Teachers Retirement
System)	0.23	10/7/11	1,650,000	a	1,650,000
California Infrastructure and
Economic Development Bank,
Revenue (Goodwill Industries
of Orange County, California)
(LOC; Wells Fargo Bank)	0.25	10/7/11	900,000	a	900,000
California Infrastructure and
Economic Development Bank,
Revenue (Southern California
Public Radio Project) (LOC;
JPMorgan Chase Bank)	0.21	10/1/11	2,810,000	a	2,810,000
California Pollution Control
Financing Authority, SWDR
(Athens Services Project)
(LOC; Wells Fargo Bank)	0.16	10/7/11	6,100,000	a	6,100,000
California Pollution Control
Financing Authority, SWDR
(Crown Disposal Company, Inc.
Project) (LOC; Union Bank NA)	0.19	10/7/11	2,825,000	a	2,825,000

California Pollution Control
Financing Authority, SWDR
(GreenWaste Recovery, Inc.
Project) (LOC; Comerica Bank)	0.23	10/7/11	1,900,000	a	1,900,000
California Pollution Control
Financing Authority, SWDR
(Northern Recycling and Waste
Services, LLC Project) (LOC;
Union Bank NA)	0.23	10/7/11	2,430,000	a	2,430,000
California Pollution Control
Financing Authority, SWDR
(Pena's Disposal, Inc.
Project) (LOC; Comerica Bank)	0.23	10/7/11	1,920,000	a	1,920,000
California Pollution Control
Financing Authority, SWDR
(South Tahoe Refuse Company,
Inc. Project) (LOC; Union Bank
NA)	0.23	10/7/11	955,000	a	955,000
California Pollution Control
Financing Authority, SWDR
(Valley Vista Services, Inc.
Project) (LOC; Comerica Bank)	0.23	10/7/11	1,800,000	a	1,800,000
California School Cash Reserve
Program Authority, Revenue	2.50	1/31/12	5,000,000		5,024,776
California School Cash Reserve
Program Authority, Revenue	2.00	2/1/12	2,100,000		2,109,419
California Statewide Communities
Development Authority, MFHR
(Olen Jones Senior Apartments
Project) (LOC; Citibank NA)	0.28	10/7/11	860,000	a	860,000
California Statewide Communities
Development Authority, Revenue
(Goodwill of Santa Cruz) (LOC;
Wells Fargo Bank)	0.20	10/7/11	700,000	a	700,000
California Statewide Communities
Development Authority, Revenue
(Tiger Woods Learning Center
Foundation) (LOC; Bank of
America)	0.50	10/7/11	2,450,000	a	2,450,000
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)	0.20	10/4/11	2,500,000		2,500,000
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)	0.26	2/16/12	2,000,000		2,000,000
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)	0.30	2/16/12	2,400,000		2,400,000
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Insured;
Berkshire Hathaway Assurance
Corporation and Liquidity
Facility; Citibank NA)	0.17	10/7/11	2,305,000 a,b,c		2,305,000
Irvine Assessment District Number
03-19, Limited Obligation
Improvement Bonds (LOC:
California State Teachers

Retirement System and U.S.
Bank NA)	0.20	10/1/11	1,200,000	a	1,200,000
Irvine Assessment District Number
03-19, Limited Obligation
Improvement Bonds (LOC:
California State Teachers
Retirement System and U.S.
Bank NA)	0.20	10/1/11	1,518,000	a	1,518,000
JPMorgan Chase Putters/Drivers
Trust (Los Angeles, GO Notes,
TRAN) (LOC; JPMorgan Chase
Bank)	0.16	10/1/11	1,000,000 a,b,c		1,000,000
Los Angeles,
GO Notes, TRAN	2.50	3/30/12	1,000,000		1,010,818
Pittsburg Redevelopment Agency,
Subordinate Tax Allocation
Revenue (Los Medanos Community
Development Project)
(Liquidity Facility:
California State Teachers
Retirement System and State
Street Bank and Trust Co.)	0.17	10/1/11	1,500,000	a	1,500,000
Puttable Floating Option Tax
Exempt Receipts (California
Statewide Communities
Development Authority, MFHR
(La Mision Village Apartments
Project)) (Liquidity Facility;
FHLMC and LOC; FHLMC)	0.33	10/7/11	2,250,000 a,b,c		2,250,000
Puttable Floating Option Tax
Exempt Receipts (Sacramento
City Financing Authority,
Revenue, Refunding (Master
Lease Program Facilities)
(Liquidity Facility; Merrill
Lynch International Bank and
LOC; Bank of America)	0.33	10/7/11	2,815,000 a,b,c		2,815,000
Sacramento County Housing
Authority, MFHR, Refunding
(Stonebridge Apartments) (LOC;
FNMA)	0.26	10/7/11	3,900,000	a	3,900,000
San Diego County,
COP (Burnham Institute for
Medical Research) (LOC; Bank
of America)	0.23	10/7/11	1,125,000	a	1,125,000
San Diego County and San Diego
County School Districts,
Program Note Participations,
TRAN	2.00	4/30/12	3,300,000		3,327,202
San Francisco Bay Area Rapid
Transit District, Sales Tax
Revenue, Refunding	5.00	7/1/12	125,000		129,204
San Jose Redevelopment Agency,
MFHR (101 San Fernando
Apartments) (Liquidity
Facility; Citibank NA and LOC;
Citibank NA)	0.26	10/7/11	4,225,000 a,b,c		4,225,000
Vacaville,
MFMR (Quail Run Apartments)

(Liquidity Facility; FNMA and
LOC; FNMA)	0.15	10/7/11	400,000	a	400,000
West Covina Public Financing
Authority, LR, Refunding
(Public Facilities Project)
(LOC; California State
Teachers Retirement System)	0.24	10/7/11	935,000	a	935,000
Western Placer Unified School
District, GO Notes, TRAN	2.00	10/4/12	1,000,000		1,013,570

U.S. Related--6.2%
JPMorgan Chase Putters/Drivers
Trust (Puerto Rico
Commonwealth, Public
Improvement GO Notes)
(Liquidity Facility; JPMorgan
Chase Bank and LOC; JPMorgan
Chase Bank)	0.15	10/1/11	2,600,000 a,b,c		2,600,000
Puttable Floating Option Tax
Exempt Receipts (Puerto Rico
Electric Power Authority,
Power Revenue) (Liquidity
Facility; Bank of America and
LOC; Bank of America)	0.27	10/7/11	2,800,000 a,b,c		2,800,000

Total Investments (cost $88,297,508)			100.6%		88,297,508
Liabilities, Less Cash and Receivables			(.6%)		(517,591)
Net Assets			100.0%		87,779,917

a Variable rate demand note - rate shown is the interest rate in effect at September 30, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, these securities amounted to $17,995,000 or 20.5% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

At September 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation

HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of September 30, 2011 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	88,297,508
Level 3 - Significant Unobservable Inputs	-
Total	88,297,508

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus BASIC Massachusetts Municipal Money Market Fund

September 30, 2011 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--99.1%	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts--94.6%
Boston Water and Sewer Commission,
General Revenue (LOC; State Street
Bank and Trust Co.)	0.10	10/7/11	1,000,000	a	1,000,000
Holyoke,
GO Notes, BAN	1.25	2/24/12	3,300,000		3,307,157
Lowell,
GO Notes, Refunding	4.00	12/15/11	875,000		880,794
Massachusetts,
Consolidated Loan (Liquidity
Facility; Wells Fargo Bank)	0.14	10/1/11	3,000,000	a	3,000,000
Massachusetts,
GO Notes, Refunding	6.00	11/1/11	100,000		100,446
Massachusetts,
GO Notes, Refunding (Liquidity
Facility; State Street Bank
and Trust Co.)	0.11	10/7/11	6,300,000	a	6,300,000
Massachusetts,
Special Obligation Refunding
Notes (Federal Highway Grant
Anticipation Note Program)	5.00	12/15/11	975,000		983,698
Massachusetts Department of
Transportation, Metropolitan
Highway System Senior Revenue
(LOC; Wells Fargo Bank)	0.12	10/7/11	4,000,000	a	4,000,000
Massachusetts Department of
Transportation, Metropolitan
Highway System Subordinated
Revenue (Commonwealth Contract
Assistance Secured) (Liquidity
Facility; Barclays Bank PLC)	0.11	10/7/11	500,000	a	500,000
Massachusetts Department of
Transportation, Metropolitan
Highway System Subordinated
Revenue (Commonwealth Contract
Assistance Secured) (Liquidity
Facility; Barclays Bank PLC)	0.11	10/7/11	6,350,000	a	6,350,000
Massachusetts Development Finance
Agency, Education Revenue (The
Tabor Academy Issue) (LOC;
FHLB)	0.17	10/7/11	1,500,000	a,b	1,500,000
Massachusetts Development Finance
Agency, Revenue (Babson
College Issue) (LOC; FHLB)	0.10	10/7/11	5,500,000	a,b	5,500,000
Massachusetts Development Finance
Agency, Revenue (Boston
University Issue) (LOC; FHLB)	0.10	10/7/11	2,445,000	a,b	2,445,000
Massachusetts Development Finance
Agency, Revenue (Exploration
School, Inc. Issue) (LOC; TD
Bank)	0.16	10/7/11	2,500,000	a,b	2,500,000
Massachusetts Development Finance
Agency, Revenue (Fay School
Issue) (LOC; TD Bank)	0.16	10/7/11	3,800,000	a,b	3,800,000

Massachusetts Development Finance
Agency, Revenue (Justice
Resource Institute Issue)
(LOC; Bank of America)	0.26	10/7/11	1,920,000	a	1,920,000
Massachusetts Development Finance
Agency, Revenue (New Bedford
Whaling Museum Issue) (LOC;
Bank of America)	0.42	10/7/11	500,000	a	500,000
Massachusetts Development Finance
Agency, Revenue (The Marine
Biological Laboratory Issue)
(LOC; JPMorgan Chase Bank)	0.16	10/7/11	2,735,000	a	2,735,000
Massachusetts Development Finance
Agency, Revenue, Refunding
(College of the Holy Cross
Issue) (LOC; Bank of America)	0.20	10/1/11	1,000,000	a,b	1,000,000
Massachusetts Development Finance
Agency, Revenue, Refunding
(Wentworth Institute of
Technology Issue) (LOC;
JPMorgan Chase Bank)	0.16	10/7/11	4,620,000	a,b	4,620,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Capital
Asset Program Issue) (LOC;
Bank of America)	0.17	10/1/11	1,600,000	a	1,600,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Great
Brook Valley Health Center
Issue) (LOC; TD Bank)	0.16	10/7/11	2,445,000	a	2,445,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	0.08	10/1/11	1,170,000	a,b	1,170,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Hillcrest
Extended Care Services Issue)
(LOC; Bank of America)	0.26	10/7/11	2,330,000	a	2,330,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Pool Loan
Program Issue) (LOC; TD Bank)	0.15	10/1/11	690,000	a	690,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (The Henry
Heywood Memorial Hospital
Issue) (LOC; TD Bank)	0.15	10/1/11	1,500,000	a	1,500,000
Massachusetts Water Pollution
Abatement Trust (Pool Program)	4.00	8/1/12	125,000		128,596
Massachusetts Water Resources
Authority, Subordinated
General Revenue, Refunding
(Liquidity Facility; Bank of
Nova Scotia)	0.09	10/7/11	3,800,000	a	3,800,000
North Andover,
GO Notes (Municipal Purpose
Loan)	3.00	1/15/12	375,000		377,584
Northampton,
GO Notes, BAN	1.50	2/10/12	1,380,100		1,384,285
Norwood,

GO Notes, BAN	1.50	1/18/12	2,200,000	2,206,537
Randolph,
GO Notes, BAN	1.25	2/1/12	1,254,155	1,257,479
Randolph,
GO Notes, BAN	1.50	8/30/12	1,140,000	1,148,260
Templeton,
GO Notes, BAN	1.25	11/2/11	600,000	600,234

U.S. Related--4.5%
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Liquidity Facility; Citibank
NA)	0.16	10/7/11	3,500,000 a,c,d	3,500,000

Total Investments (cost $77,080,070)			99.1%	77,080,070
Cash and Receivables (Net)			.9%	687,950
Net Assets			100.0%	77,768,020

a Variable rate demand note - rate shown is the interest rate in effect at September 30, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b At September 30, 2011, the fund had $22,535,000 or 29.0% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from education.
c Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, this security amounted to $3,500,000 or 4.5% of net assets.
d The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

At September 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue

TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of September 30, 2011 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	77,080,070
Level 3 - Significant Unobservable Inputs	-
Total	77,080,070

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus BASIC New York Municipal Money Market Fund

September 30, 2011 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--100.6%	Rate (%)	Date	Amount ($)		Value ($)
New York--97.6%
Albany County,
GO Notes, TAN	1.00	5/10/12	2,300,000		2,309,505
Albany Housing Authority,
Revenue (Nutgrove Garden
Apartments Project) (LOC; RBS
Citizens NA)	0.30	10/7/11	1,330,000	a	1,330,000
Albany Industrial Development
Agency, Civic Facility Revenue
(Renaissance Corporation of
Albany Project) (LOC; M&T
Trust)	0.21	10/7/11	1,900,000	a	1,900,000
Brewster Central School District,
GO Notes, BAN	1.00	2/14/12	2,000,000		2,004,944
Broome County Industrial
Development Agency, IDR
(Parlor City Paper Box
Company, Inc. Facility) (LOC;
U.S. Bank NA)	0.31	10/7/11	2,350,000	a	2,350,000
East Rochester Housing Authority,
Housing Revenue (Park Ridge
Nursing Home, Inc. Project)
(LOC; JPMorgan Chase Bank)	0.17	10/7/11	4,270,000	a	4,270,000
Elmira City School District,
GO Notes, BAN	1.75	2/15/12	4,000,000		4,008,829
Erie County Industrial Development
Agency, IDR (Luminescent
System, Inc. Project) (LOC;
HSBC Bank USA)	0.30	10/7/11	2,595,000	a	2,595,000
Evans,
GO Notes, BAN	1.25	10/6/11	1,000,000	b	1,000,027
JPMorgan Chase Putters/Drivers
Trust (Suffolk County Water
Authority, GO Notes, BAN)
(Liquidity Facility; JPMorgan
Chase Bank)	0.15	10/1/11	2,000,000 a,c,d		2,000,000
Mahopac Central School District,
GO Notes, TAN	0.75	11/10/11	1,600,000		1,600,605
Malone Central School District,
GO Notes, BAN	0.75	11/30/11	3,000,000		3,001,220
Medina Central School District,
GO Notes, BAN	1.50	6/22/12	2,600,000		2,612,114
Monroe County Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater Rochester Project)
(LOC; M&T Trust)	0.21	10/7/11	2,300,000	a	2,300,000
Monroe County Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater Rochester Project)

(LOC; M&T Trust)	0.21	10/7/11	4,925,000	a	4,925,000
Monroe County Industrial
Development Agency, IDR
(Mercury Print Productions,
Inc. Facility) (LOC; M&T Trust)	1.33	10/7/11	45,000	a	45,000
Nassau County Industrial
Development Agency, Housing
Revenue (Rockville Centre
Housing Associates, L.P.
Project) (LOC; M&T Trust)	0.26	10/7/11	4,800,000	a	4,800,000
New York City,
GO Notes (Liquidity Facility;
Bank of Nova Scotia)	0.09	10/1/11	1,700,000	a,b	1,700,000
New York City,
GO Notes (Liquidity Facility;
Wells Fargo Bank)	0.10	10/1/11	3,700,000	a,b	3,700,000
New York City,
GO Notes (LOC; Bank of America)	0.20	10/7/11	12,000,000	a,b	12,000,000
New York City,
GO Notes (LOC; California
Public Employees Retirement
System)	0.15	10/1/11	5,800,000	a,b	5,800,000
New York City,
GO Notes (LOC; California
State Teachers Retirement
System)	0.15	10/1/11	9,120,000	a,b	9,120,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.10	10/1/11	1,100,000	a,b	1,100,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.11	10/1/11	1,000,000	a,b	1,000,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.11	10/1/11	2,500,000	a,b	2,500,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.14	10/1/11	1,300,000	a,b	1,300,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.14	10/1/11	1,100,000	a,b	1,100,000
New York City,
GO Notes (LOC; State Street
Bank and Trust Co.)	0.17	10/1/11	1,000,000	a,b	1,000,000
New York City Capital Resource
Corporation, Recovery Zone
Facility Revenue (Arverne by
the Sea Project) (LOC; TD Bank)	0.17	10/7/11	3,100,000	a	3,100,000
New York City Capital Resource
Corporation, Revenue (Loan
Enhanced Assistance Program -
Cobble Hill Health Center,
Inc.) (LOC; Bank of America)	0.28	10/7/11	7,500,000	a	7,500,000
New York City Housing Development
Corporation, MFHR (Liquidity
Facility; Citibank NA)	0.18	10/7/11	6,700,000 a,c,d		6,700,000
New York City Industrial
Development Agency, Civic

Facility Revenue (Birch Wathen
Lenox School Project) (LOC; TD
Bank)	0.19	10/7/11	3,000,000	a	3,000,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Hewitt
School Project) (LOC; TD Bank)	0.19	10/7/11	3,800,000	a	3,800,000
New York City Industrial
Development Agency, IDR
(Novelty Crystal Corporation
Project) (LOC; TD Bank)	0.31	10/7/11	2,745,000	a	2,745,000
New York City Industrial
Development Agency, IDR
(Super-Tek Products, Inc.
Project) (LOC; Citibank NA)	0.32	10/7/11	4,340,000	a	4,340,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; Bank of Nova Scotia)	0.13	10/1/11	1,735,000	a	1,735,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility: California State
Teachers Retirement System and
State Street Bank and Trust
Co.)	0.15	10/1/11	4,400,000	a	4,400,000
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity
Facility; Royal Bank of Canada)	0.10	10/1/11	5,800,000	a	5,800,000
New York Liberty Development
Corporation, Liberty Revenue
(World Trade Center Project)	0.35	2/1/12	10,000,000		10,000,000
New York Liberty Development
Corporation, Recovery Zone
Revenue (3 World Trade Center
Project)	0.42	1/19/12	4,000,000		4,000,000
New York State Thruway Authority,
General Revenue, BAN	2.00	7/12/12	200,000		202,172
Otsego County Industrial
Development Agency, Civic
Facility Revenue (Noonan
Community Service Corporation
Project) (LOC; FHLB)	0.33	10/7/11	2,010,000	a	2,010,000
Otsego County Industrial
Development Agency, Civic
Facility Revenue (Saint James
Retirement Community Project)
(LOC; M&T Trust)	0.21	10/7/11	1,690,000	a	1,690,000
Patchogue-Medford Union Free
School District, GO Notes, TAN	1.50	6/21/12	3,000,000		3,016,138
Port Authority of New York and New
Jersey, Equipment Notes	0.22	10/7/11	4,000,000	a	4,000,000
Port Jefferson Union Free School
District, GO Notes, TAN	1.50	6/28/12	1,800,000		1,813,392
Rockland County Industrial

Development Agency, IDR
(Intercos America, Inc.
Project) (LOC; HSBC Bank USA)	0.30	10/7/11	3,000,000	a	3,000,000
Rockland County Industrial
Development Authority, Revenue
(Northern Manor Multicare
Center, Inc. Project) (LOC;
M&T Trust)	0.26	10/7/11	2,455,000	a	2,455,000
Salina,
GO Notes, BAN	1.50	6/22/12	1,500,000	b	1,507,863
Tompkins County Industrial
Development Agency, Civic
Facility Revenue (Tompkins
Cortland Community College
Foundation, Inc. Project)
(LOC; RBS Citizens NA)	0.24	10/7/11	3,295,000	a	3,295,000

U.S. Related--3.0%
Puerto Rico Industrial, Tourist,
Educational, Medical and
Environmental Control
Facilities Financing
Authority, Environmental
Control Facilities Revenue
(Bristol-Myers Squibb Company
Project)	0.26	10/7/11	4,400,000	a	4,400,000
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Liquidity Facility; Citibank
NA)	0.16	10/7/11	675,000 a,c,d		675,000

Total Investments (cost $168,556,809)			100.6%		168,556,809
Liabilities, Less Cash and Receivables			(.6%)		(926,491)
Net Assets			100.0%		167,630,318

a Variable rate demand note - rate shown is the interest rate in effect at September 30, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b At September 30, 2011, the fund had $42,827,890 or 25.5% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from city-municipal general obligations.
c Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, these securities amounted to $9,375,000 or 5.6% of net assets.
d The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

At September 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement

CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of September 30, 2011 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	168,556,809
Level 3 - Significant Unobservable Inputs	-
Total	168,556,809

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Tax-Free Municipal Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 22, 2011

By: /s/ James Windels
James Windels Treasurer
Date:	November 22, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)